Annual Total Returns (Vanguard Managed Payout Growth Focus Fund - Investor Shares Retail) (Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth Focus Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Growth Focus Fund | Vanguard Managed Payout Growth Focus Fund - Investor Shares
Annual Total Return
2012	13.24%
2011	(1.27%)
2010	14.43%
2009	25.90%